Taxation - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Corporation tax
Current year	£ 466	£ 433	£ 427
Prior years	(42)	(86)	(56)
Corporation tax	424	347	371
Deferred tax
Current year	6	(197)	9
Prior years	(28)	(1)	5
Deferred tax	(22)	(198)	14
Tax charge	£ 402	£ 149	£ 385